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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                       Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Short Term Income Fund
          Schedule of Investments  5/31/2008 (unaudited)

Principal                                                               Value
Amount

          ASSET BACKED SECURITIES - 9.5 %
          Energy - 0.2 %
          Oil & Gas Equipment & Services - 0.2 %
400,000   Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)       $ 372,000
          Total Energy                                               $ 372,000
          Consumer Services - 0.4 %
          Restaurants - 0.4 %
685,000   Dunkin Brands Master Finance LLC, 8.28%, 6/20/31 (144A)    $ 591,603
          Total Consumer Services                                    $ 591,603
          Food & Drug Retailing - 0.1 %
          Food Retail - 0.1 %
200,000   Dominos Pizza Master Issuer LL, 7.629%, 4/25/37            $ 155,000
          Total Food & Drug Retailing                                $ 155,000
          Banks - 2.6 %
          Thrifts & Mortgage Finance - 2.6 %
944,400   Americredit Automobile Receivable Trust, 5.66%, 1/6/11     $ 947,788
161,487   CMOT 44 F, Floating Rate Note,  7/1/18                       161,490
994,804   CSAB Mortgage Backed Trust, 6.0%, 11/25/36                   945,396
631,199   HEMT 2004-6 M2, 5.321%, 4/25/35                              388,413
501,000   Honda Auto Receivables Owner Trust, 5.1%, 3/18/11            506,076
494,340   Local Insight Media Finance LLC, 5.88%, 10/23/37             406,022
1,100,000 Popular ABS Mortgage Pass Through Trust, 5.181%, 9/25/34     925,533
                                                                     $4,280,718
          Total Banks                                                $4,280,718
          Diversified Financials - 3.8 %
          Asset Management & Custody Banks - 0.4 %
689,346   SPSAC 1998-1 A1, Floating Rate Note, 3/25/28               $ 584,688
83,677    TMTS 2005-7SL A1, Floating Rate Note, 7/25/35                 80,408
                                                                     $ 665,096
          Consumer Finance - 0.6 %
240,000   RASC 2005-KS7 M1, Floating Rate Note  8/25/35              $ 209,081
678,697   RFMS2 2003-HI1 M1, 5.27% 4/25/28                             602,216
130,097   SAST 2002-1 M1, Floating Rate Note, 1/25/32                  110,155
124,017   SAST 2002-2 M1, Floating Rate Note, 8/25/32                  121,581
                                                                     $1,043,033
          Investment Banking & Brokerage - 0.3 %
268,374   GSAMP Trust, Floating Rate Note, 3/25/35                   $ 235,872
275,000   MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37               218,624
                                                                     $ 454,496
          Other Diversified Financial Services - 1.0 %
839,721   Bear Stearns Asset Backed Securities, Inc.                 $ 738,828
479,200   Countrywide Asset Backed Certificates, Floating Rate Note,   470,302
135,770   Ford Credit Auto Owner Trust, 3.72%, 10/15/09                135,796
280,876   Power Receivables Finance, 6.29%, 1/1/12 (144A)              287,935
59,784    USAA Auto Owner Trust, 5.16%, 11/16/09                        59,864
                                                                     $1,692,725
          Specialized Finance - 1.4 %
300,000   Aegis Asset Backed Securities, Floating Rate Note, 1/25/34 $ 173,104
743,508   Aegis Asset Backed Securities, Floating Rate Note, 9/25/34   633,746
750,000   Alfa Div Payment Rights Fin, Floating Rate Note, 12/15/11 (  715,313
409,387   Conseco Finance, 7.05%, 4/15/32                              409,894
380,644   Conseco Finance, Floating Rate Note, 11/15/32                373,740
                                                                     $2,305,797
          Total Diversified Financials                               $6,161,147
          Government - 2.3 %
          Government - 2.3 %
1,996,919 Federal Home Loan Mortgage Corp., 4.511%, 5/1/35           $2,023,442
948,194   Federal Home Loan Mortgage Corp., 6.134%, 10/1/31            957,918
4,499     Federal Home Loan Mortgage Corp., 7.25%, 8/1/31                4,496
753,858   Federal Home Loan Mortgage Corp., 7.3%, 10/1/32              765,013
                                                                     $3,750,869
          Total Government                                           $3,750,869
          TOTAL ASSET BACKED SECURITIES
          (Cost  $16,490,647)                                        $15,311,337

          COLLATERALIZED MORTGAGE OBLIGATIONS - 47.8 %
          Banks - 22.8 %
          Thrifts & Mortgage Finance - 22.8 %
1,317,340 ABN AMRO Mortgage Corp., 4.75%, 5/25/18                    $1,293,980
3,429,170 American Home Mortgage Investments, Floating Rate Note, 10/ 3,268,470 1,392,241 American Home Mortgage Investments, Floating Rate Note, 10/ 1,143,749
500,000   CCI 2005 1A C, 5.074%, 6/15/35                               465,950
411,122   CDMC 2003-2P A3, 5.45%, 11/25/19                             406,112
2,072,544 Chase Mortgage Finance Corp., 6.0%, 1/25/34                 2,082,311
1,232,917 CMLTI 2003-UP3 A1, 7.0%, 9/25/33                            1,235,381
448,909   CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35               423,237
1,137,152 CMLTI 2005-9 2SX2, 5.5%, 11/25/35                            175,630
573,459   CSFB 2004-C2 A1, 3.819%, 5/15/36                             560,185
263,974   CSMC 2006-3 1A1A, Floating Rate Note, 4/25/36                262,888
775,000   GECMC 2005-C1 A2, 4.353%, 6/10/48                            769,241
2,000,000 GS Mortgage Securities Corp. II, 4.602%, 8/10/38            2,000,289
3,500,000 GS Mortgage Securities Corp., 6.771%, 5/3/18                3,739,323
107,889   IMPAC CMB Trust , Floating Rate Note, 11/25/34                71,256
2,965,882 IMPAC CMB Trust , Floating Rate Note, 9/25/34               2,658,702
675,000   JPMCC 2004-CB8 A2, 3.837%, 1/12/39                           659,510
659,018   JPMorgan Mortgage Trust, 6.0%, 8/25/36                       104,186
692,712   LBSBC 2005- 2 A M2, Floating Rate Note 9/25/30               594,507
1,513,437 LBSBC 2007- 2 A1, 5.57%, 3/25/37                            1,496,708
2,500,000 LBUBS 2001-C2 C, 6.975%, 9/15/34                            2,633,224
1,000,000 LBUBS 2002-CA A3, 6.226%, 3/15/26                           1,010,853
596,669   LBUBS 2005-C2 A2, 4.81%, 4/15/30                             596,449
302,443   Merrill Lynch Mortgage Trust, 4.446%, 9/12/42                302,161
1,222,217 MLCC 199-A A, Floating Rate Note, 3/15/25                    976,074
2,836,816 Residential Asset Mortgage Products, Inc., Floating Rate No 2,801,738
1,000,000 SARM 2007-2 M1, Floating Rate Note, 3/25/37                   36,939
1,000,000 SBA CMBS Trust, 5.451%, 11/15/36                             958,750
296,481   SEMT 2004-10 A2, Floating Rate Note, 11/20/34                294,085
1,003,789 SEMT 2005-1 A2, 5.8325%, 2/20/35                             781,946
1,059,852 Structured Asset Mortgage Investments, Inc., Floating Rate   972,925
311,174   Thornburg Mortgage Securities, Floating Rate Note, 3/25/44   299,436
482,193   Thornburg Mortgage Securities, Floating Rate Note, 9/25/34   462,129
1,000,000 Wells Fargo Mortgage Backed Securities, Floating Rate Note,  972,115
425,000   Wells Fargo Mortgage Backed Securities, Floating Rate Note,  422,189
                                                                     $36,932,628
          Total Banks                                                $36,932,628
          Diversified Financials - 14.9 %
          Consumer Finance - 0.2 %
371,445   Asset Securitization Corp., 6.75%, 2/14/43                 $ 371,590
          Investment Banking & Brokerage - 0.5 %
939,326   Lehman Brothers, Floating Rate Note, 5.56%, 9/15/21 (144A) $ 875,572
          Other Diversified Financial Services - 14.2 %
971,856   Banc of America Mortgage Securities, 4.0%, 4/25/34         $ 969,545
5,733,275 Countrywide Home Loans, 5.5%, 10/25/32                      5,721,899
3,500,000 CS First Boston Mortgage Security, 7.13%, 11/15/30          3,576,541
589,216   CS First Boston Mortgage Security, Floating Rate Note, 11/2  494,563
112,704   CS First Boston Mortgage Security, Floating Rate Note, 4/25  107,571
114,385   CS First Boston Mortgage Security, Floating Rate Note, 9/25   94,810
136,070   First Horizon Mortgage Pass-Through Trust, Floating Rate No  135,998
118,229   First Horizon Mortgage Pass-Through Trust, Floating Rate No  118,287
350,000   Greenwich Capital Commercial, 4.022%, 1/5/36                 348,649
1,134,243 J.P. Morgan Alternative Loan Trust, 5.63%, 8/25/36          1,138,403
514,814   LB-UBS Commercial Mortgage, 6.27%, 6/15/20                   521,194
1,000,000 Morgan Stanley Capital I, Floating Rate Note, 12/15/31      1,011,618
2,839,386 RAAC Series, 6.0%, 1/25/32                                  2,831,168
3,546,591 RALI 2005-QA10 A41, 5.7412%, 9/25/35                        2,954,439
584,736   Residential Accredit Loans, Inc., 6.6352%, 7/25/33           587,332
2,306,120 Residential Funding Mortgage Securities I, 5.25%, 2/15/18   2,312,668
                                                                     $22,924,685
          Total Diversified Financials                               $24,171,847
          Government - 10.1 %
          Government - 10.1 %
235,010   Fannie Mae, 4.0%, 11/25/14                                 $ 234,931
842,728   Fannie Mae Benchmark Remic, 5.45%, 12/25/20                  849,013
1,256,095 Fannie Mae Benchmark Remic, 5.5%, 5/25/14                   1,277,496
831,733   Fannie Mae Benchmark Remic, 6.0%, 6/25/16                    846,597
2,108,761 Fannie Mae Grantor Trust, Floating Rate Note, 7/25/43       2,132,006
1,281,472 Fannie Mae, 4.5%, 3/25/16                                   1,286,284
12,634    Fannie Mae, 6.0%, 3/25/31                                     12,605
168,831   Federal Home Loan Bank, 4.84%, 1/25/12                       169,608
882,072   Federal Home Loan Mortgage Association, 5.0%, 6/25/28        892,946
1,847     Federal Home Loan Mortgage Association, 6.0%, 4/25/36          1,871
839,470   Federal Home Loan Mortgage Corp., 5.5%, 12/15/18             850,594
268,929   Federal National Mortgage Association, 5.0%, 8/25/15         269,700
1,107,344 Federal National Mortgage Association, 5.5%, 4/25/30        1,127,835
17,574    Federal National Mortgage Association, 6.5%, 4/25/23          17,555
447,745   FNR 2003-17 QR, 4.5%, 11/25/25                               448,161
444,076   FNR 2004-90 LT, 5.0%, 1/25/25                                448,539
853,652   FREDDIE MAC, 4.5% 8/15/17                                    854,344
157,160   FREDDIE MAC, 5.0%, 1/15/10                                   158,890
1,466,220 Freddie Mac, 5.5%, 10/15/35                                 1,498,566
97,752    Freddie Mac, 4.0%, 12/15/12                                   96,159
77,395    Freddie Mac, 4.0%, 4/15/22                                    77,117
33,727    Freddie Mac, 4.5%, 6/15/14                                    33,889
570,132   Freddie Mac, 5.0%, 8/15/23                                   575,005
299,200   Freddie Mac, 5.5%, 6/15/32                                   302,593
299,200   Freddie Mac, 6.0%, 6/15/32                                   304,494
365,310   Freddie Mac, 6.1%, 9/15/18                                   370,140
1,193,798 FRHH R010 AB, 6.0%, 12/15/21                                1,220,416
                                                                     $16,357,354
          Total Government                                           $16,357,354
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $80,426,680)                                        $77,461,829

          CORPORATE BONDS - 16.9 %
          Energy - 0.8 %
          Oil & Gas Equipment & Services - 0.3 %
500,000   Weatherford International, Inc., 6.625%, 11/15/11          $ 515,416
          Oil & Gas Exploration & Production - 0.4 %
588,000   Ras Laffan Liquefied Natural Gas, 3.437%, 9/15/09 (144A)   $ 589,235
          Oil & Gas Storage & Transportation - 0.1 %
250,000   NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)                   $ 255,492
          Total Energy                                               $1,360,143
          Materials - 0.2 %
          Diversified Chemical - 0.1 %
200,000   ICI Wilmington, 4.375%, 12/1/08                            $ 200,444
          Steel - 0.1 %
180,000   Nucor Corp., 5.0%, 12/1/12                                 $ 179,285
          Total Materials                                            $ 379,729
          Capital Goods - 2.0 %
          Construction & Farm Machinery & Heavy Trucks - 0.3 %
500,000   Caterpillar Financial Services, 4.3%, 6/1/10               $ 503,222
          Industrial Conglomerates - 1.4 %
500,000   General Electric Capital Corp., 4.0%, 2/15/12              $ 482,101
1,500,000 General Electric Capital Corp., 5.5%, 11/15/11              1,507,718
250,000   General Electric Capital Corp., 4.0%, 6/15/09                251,102
                                                                     $2,240,921
          Trading Companies & Distributors - 0.3 %
500,000   GATX  Corp., 5.5%, 2/15/12                                 $ 493,904
          Total Capital Goods                                        $3,238,047
          Automobiles & Components - 0.2 %
          Automobile Manufacturers - 0.2 %
250,000   Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)             $ 249,690
          Total Automobiles & Components                             $ 249,690
          Consumer Durables & Apparel - 0.8 %
          Home Furnishings - 0.5 %
750,000   Mohawk Industries, Inc., 5.75%, 1/15/11                    $ 751,279
          Household Appliances - 0.3 %
500,000   Whirlpool Corp., 5.5%, 3/1/13                              $ 490,768
          Total Consumer Durables & Apparel                          $1,242,047
          Food & Drug Retailing - 0.1 %
          Food Distributors - 0.1 %
200,000   Cadbury Schweppes US Financial, 3.875%, 10/1/08 (144A)     $ 199,750
          Total Food & Drug Retailing                                $ 199,750
          Food, Beverage & Tobacco - 0.9 %
          Agricultural Products - 0.3 %
465,000   Cargill, Inc., 5.2%, 1/22/13 (144A)                        $ 461,201
          Soft Drinks - 0.6 %
500,000   Pepsico, 4.65%, 2/15/13                                    $ 506,243
500,000   Pepsico, 5.15%, 5/15/12                                      514,953
                                                                     $1,021,196
          Total Food, Beverage & Tobacco                             $1,482,397
          Pharmaceuticals & Biotechnology - 0.9 %
          Biotechnology - 0.5 %
900,000   Biogen IDEC, 6.0%, 3/1/13                                  $ 892,606
          Pharmaceuticals - 0.3 %
500,000   Abbott Laboratories, 5.15%, 11/30/12                       $ 513,688
          Total Pharmaceuticals & Biotechnology                      $1,406,294
          Banks - 1.9 %
          Diversified Banks - 1.4 %
500,000   First Tennessee Bank, 5.316%, 12/8/08                      $ 494,013
250,000   Korea Development Bank, 5.3%, 1/17/13                        247,437
300,000   Popular North America, Inc., 3.875%, 10/1/08                 299,160
1,000,000 TNK-BP Finance SA, 7.5%, 3/13/13 (144A)                     1,005,000
250,000   Wells Fargo Co., 4.375%, 1/31/13                             243,614
                                                                     $2,289,224
          Regional Banks - 0.0 %
140,000   Keycorp, 6.5%, 5/14/13                                     $ 137,407
          Thrifts & Mortgage Finance - 0.4 %
600,000   Washington Mutual Bank, Floating Rate Note, 5/1/09         $ 577,633
          Total Banks                                                $3,004,264
          Diversified Financials - 5.4 %
          Consumer Finance - 1.2 %
300,000   American Express Bank FSB, 5.5%, 4/16/13                   $ 296,310
500,000   Household Finance Co., 4.125%, 11/16/09                      497,463
1,000,000 Household Finance Co., 5.9%, 6/19/12                        1,016,787
100,000   Household Finance Corp., Floating Rate Note, 8/15/08          99,917
100,000   SLM Corp., Floating Rate Note, 12/15/08                       96,086
                                                                     $2,006,563
          Investment Banking & Brokerage - 0.6 %
500,000   Merrill Lynch & Co., Inc., 4.125%, 9/10/09                 $ 484,547
500,000   Merrill Lynch & Co., Inc., 5.45%, 2/5/13                     473,343
                                                                     $ 957,890
          Diversified Financial Services - 1.9 %
250,000   Citigroup, Inc., Floating Rate Note, 3/16/12               $ 239,907
2,000,000 Premium Asset, 3.81%, 10/8/09 (144A)                        1,900,000
1,000,000 SLM Corp., Floating Rate Note, 2/1/10                        898,870
                                                                     $3,038,777
          Specialized Finance - 1.7 %
500,000   CIT Group, Inc., 7.625%, 11/30/12                          $ 460,305
500,000   Citigroup Inc., Floating Rate Note, 6/8/09                   453,285
500,000   National Rural Utilities, 5.4%, 10/15/13                     500,535
1,325,000 Spinnaker Capital Catastrophe, Floating Rate Note, 6/15/08  1,326,988
                                                                     $2,741,113
          Total Diversified Financials                               $8,744,343
          Insurance - 2.8 %
          Life & Health Insurance - 1.2 %
2,000,000 Protective Life, 4.0%, 10/7/09                             $1,983,084
          Multi-Line Insurance - 0.3 %
400,000   International Lease, 6.375%, 3/25/13                       $ 399,809
          Property & Casualty Insurance - 0.3 %
500,000   Blue Fin, Ltd., Floating Rate Note, 4/10/12                $ 494,500
          Reinsurance - 1.0 %
250,000   Foundation RE, Ltd., Floating Rate Note, 11/24/08 (144A)   $ 244,125
250,000   Globecat Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)   252,475
300,000   Redwood Capital X, Ltd., CAT Bond, Floating Rate Note, 1/9/  299,910
250,000   Residential Rein 2005, Cat Bond, Floating Rate Note, 6/6/08  250,000
600,000   Successor II, Ltd., Cat Bond, Floating Rate Note, 6/6/08     600,060
                                                                     $1,646,570
          Total Insurance                                            $4,523,963
          Telecommunication Services - 0.3 %
          Integrated Telecommunication Services - 0.3 %
250,000   Telecom Italia Capital, 4.0%, 11/15/08                     $ 249,157
290,000   Telecom Italia Capital, 4.875%, 10/1/10                      287,561
                                                                     $ 536,718
          Total Telecommunication Services                           $ 536,718
          Utilities - 0.6 %
          Electric Utilities - 0.3 %
500,000   Entergy Gulf States, 3.6%, 6/1/08                          $ 500,000
          Multi-Utilities - 0.3 %
500,000   Consolidated Edison, Inc., 4.7%, 6/15/09                   $ 503,192
          Total Utilities                                            $1,003,192
          TOTAL CORPORATE BONDS
          (Cost  $27,634,518)                                        $27,370,577

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.5 %
135,884   Federal Home Loan Mortgage Corp., 3.0%, 8/1/10             $ 134,487
254,004   Federal Home Loan Mortgage Corp., 4.0%, 4/15/22              253,863
330,370   Federal Home Loan Mortgage Corp., 4.5%, 9/1/09               331,215
812,729   Federal Home Loan Mortgage Corp., 4.5%, 9/1/12               813,021
444,696   Federal Home Loan Mortgage Corp., 5.0%, 11/1/10              455,507
60,959    Federal Home Loan Mortgage Corp., 5.0%, 12/1/08               61,267
706,470   Federal Home Loan Mortgage Corp., 5.0%, 2/1/21               702,899
484,906   Federal Home Loan Mortgage Corp., 5.0%, 9/1/11               497,452
849,889   Federal Home Loan Mortgage Corp., 5.375%, 8/15/11            863,388
84,864    Federal Home Loan Mortgage Corp., 5.5%, 12/1/08               85,557
45,659    Federal Home Loan Mortgage Corp., 5.5%, 9/1/08                45,788
524,188   Federal Home Loan Mortgage Corp., 5.505%, 12/1/31            526,001
1,269,041 Federal Home Loan Mortgage Corp., 5.75%, 12/15/18           1,290,514
1,000,000 Federal Home Loan Mortgage Corp., 5.75%, 7/20/11            1,029,432
81,593    Federal Home Loan Mortgage Corp., 6.0%, 10/15/08              81,492
2,062,851 Federal Home Loan Mortgage Corp., 6.0%, 3/15/36             2,039,251
497,146   Federal Home Loan Mortgage Corp., 6.0%, 6/1/09               503,542
424,232   Federal Home Loan Mortgage Corp., 6.064%, 11/1/40            426,246
17,545    Federal Home Loan Mortgage Corp., 6.303%, 7/1/18              17,996
1,313,775 Federal Home Loan Mortgage Corp., 6.44%, 10/1/36            1,342,623
2,323,666 Federal Home Loan Mortgage Corp., 6.5%, 10/1/36             2,401,553
440,594   Federal Home Loan Mortgage Corp., 6.5%, 11/1/37              455,230
38,656    Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                40,164
38,375    Federal Home Loan Mortgage Corp., 6.5%, 6/1/17                39,852
113,691   Federal Home Loan Mortgage Corp., 6.5%, 7/1/16               118,904
11,489    Federal Home Loan Mortgage Corp., 6.533%, 11/1/25             11,709
8,076     Federal Home Loan Mortgage Corp., 6.571%, 4/1/29               8,171
4,413     Federal Home Loan Mortgage Corp., 6.837%, 4/1/28               4,453
15,575    Federal Home Loan Mortgage Corp., 6.888%, 11/1/31             15,611
12,465    Federal Home Loan Mortgage Corp., 6.985%, 5/1/25              12,495
4,886     Federal Home Loan Mortgage Corp., 7.035%, 4/1/29               4,953
8,569     Federal Home Loan Mortgage Corp., 7.142%, 1/1/28               8,618
273,705   Federal Home Loan Mortgage Corp., 7.245%, 8/1/31             277,980
17,204    Federal Home Loan Mortgage Corp., 7.295%, 6/1/25              17,479
141,372   Federal Home Loan Mortgage Corp., 7.393%, 11/1/24            143,763
25,228    Federal Home Loan Mortgage Corp., 7.484%, 2/1/27              25,685
103,852   Federal Home Loan Mortgage Corp., 7.652%, 4/1/25             104,559
83,123    Federal Home Loan Mortgage Corp., 7.680%, 1/1/25              84,001
5,180     Federal Home Loan Mortgage Corp., 7.936%, 2/1/33               5,323
64,746    Federal National Mortgage Association, 4.5%, 10/25/15         64,720
878,387   Federal National Mortgage Association, 4.5%, 12/25/25        882,296
105,417   Federal National Mortgage Association, 5.0%, 10/1/09         106,572
67,894    Federal National Mortgage Association, 5.0%, 3/1/09           68,638
529,604   Federal National Mortgage Association, 5.0%, 7/1/15          530,710
975,625   Federal National Mortgage Association, 5.0%, 7/25/15         982,518
288,390   Federal National Mortgage Association, 5.469%, 7/1/36        293,182
26,859    Federal National Mortgage Association, 5.5%, 1/1/12           27,173
765,923   Federal National Mortgage Association, 5.5%, 12/1/35         761,926
361,694   Federal National Mortgage Association, 5.765%, 10/1/36       364,924
389,269   Federal National Mortgage Association, 6.0%, 2/1/34          396,239
352,139   Federal National Mortgage Association, 6.0%, 6/25/29         363,450
760,449   Federal National Mortgage Association, 6.339%, 12/1/36       762,131
924,378   Federal National Mortgage Association, 6.5%, 4/1/29          959,486
43,790    Federal National Mortgage Association, 6.5%, 6/1/14           45,510
622,763   Federal National Mortgage Association, 6.5%, 6/1/15          648,626
33,628    Federal National Mortgage Association, 6.5%, 6/1/16           34,975
37,820    Federal National Mortgage Association, 6.5%, 7/1/32           39,349
6,751     Federal National Mortgage Association, 6.5%, 8/1/13            7,017
8,600     Federal National Mortgage Association, 6.5%, 8/1/14            8,940
100,166   Federal National Mortgage Association, 6.5%, 8/1/17          104,179
490,483   Federal National Mortgage Association, 7.0%, 1/1/36          517,178
674,307   Federal National Mortgage Association, 7.0%, 10/1/19         715,401
392,663   Federal National Mortgage Association, 7.0%, 5/1/12          403,900
178,552   Federal National Mortgage Association, 7.0%, 7/1/12          183,250
490,608   Federal National Mortgage Association, 7.0%, 7/1/17          516,326
1,505,725 Federal National Mortgage Association, 7.0%, 7/1/36         1,590,660
464,394   Federal National Mortgage Association, 7.0%, 8/1/14          484,365
104,272   Federal National Mortgage Association, 7.243%, 12/1/28       105,717
110,315   Federal National Mortgage Association, 7.405%, 10/1/29       111,843
456,064   Federal National Mortgage Association, 7.586%, 10/1/29       463,365
211,925   Federal National Mortgage Association, 8.0%, 4/1/14          223,496
1,682,410 Government National Mortgage Association, 6.0%, 11/15/36    1,715,406
65,512    Government National Mortgage Association, 6.0%, 5/20/13       67,409
356,635   Government National Mortgage Association, 6.5%, 10/15/37     368,694
140,134   Government National Mortgage Association, 6.5%, 5/15/31      145,340
151,526   Government National Mortgage Association, 6.5%, 7/15/35      156,792
13,914    Government National Mortgage Association, 7.0%, 1/15/09       14,280
60,230    Government National Mortgage Association, 7.0%, 11/15/13      63,113
463,273   Government National Mortgage Association, 7.5%, 10/15/36     490,609
2,435     Government National Mortgage Association, 7.5%, 4/15/09        2,506
2,351     Government National Mortgage Association, 7.5%, 4/15/09        2,420
4,140     Government National Mortgage Association, 7.5%, 6/15/09        4,260
117,546   Government National Mortgage Association, 7.5%, 6/15/14      124,945
35,637    Government National Mortgage Association, 7.5%, 8/15/11       37,179
39,624    Government National Mortgage Association, 8.0%, 11/15/09      40,978
13,898    Government National Mortgage Association, 8.0%, 4/15/10       14,532
10,222    Government National Mortgage Association, 8.0%, 4/15/10       10,689
5,463     Government National Mortgage Association, 8.0%, 8/15/08        5,537
6,877     Government National Mortgage Association, 8.5%, 12/15/09       7,101
11,228    Government National Mortgage Association, 8.5%, 9/15/09       11,593
1,000,000 U.S. Treasury Bonds, 2.625%, 5/31/10                         999,688
1,056,740 U.S. Treasury Inflation Notes, 2.5%, 7/15/16                1,144,744
1,200,000 U.S. Treasury Notes, 4.75%, 5/15/14
1,278,752,278,438
                                                                     $34,756,671
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost  $34,216,471)                                        $34,756,671

          SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.9 %
          Materials - 0.1 %
          Forest Products - 0.1 %
200,000   Graham Packaging Co., 5.5%, 10/7/11                        $ 191,472
          Total Materials                                            $ 191,472
          Commercial Services & Supplies - 0.2 %
          Environmental & Facilities Services - 0.2 %
199,497   Synagro Technologies, Inc., 4.69%, 4/2/14                  $ 172,565
168,968   Waste Services, 5.15%, 3/31/11                               167,701
                                                                     $ 340,266
          Total Commercial Services & Supplies                       $ 340,266
          Automobiles & Components - 0.1 %
          Auto Parts & Equipment - 0.1 %
144,587   Accuride Corp., 6.05%, 1/31/12                             $ 140,746
          Total Automobiles & Components                             $ 140,746
          Consumer Services - 0.1 %
          Casinos & Gaming - 0.1 %
100,000   Fontainebleau Las Vegas, 6.26%, 5/17/14                    $  85,125
83,125    Gateway Casinos & Entertainment, 5.19%, 7/16/14               72,111
16,667    Gateway Casinos & Entertainment, 5.19%, 7/16/14               14,458
                                                                     $ 171,694
          Total Consumer Services                                    $ 171,694
          Food, Beverage & Tobacco - 0.2 %
          Packaged Foods & Meats - 0.2 %
300,000   Graphic Packaging International, 5.48%, 5/16/14            $ 289,970
          Total Food, Beverage & Tobacco                             $ 289,970
          Health Care Equipment & Services - 0.3 %
          Health Care Facilities - 0.3 %
274,939   CHS/Community Health Sys, Inc., 5.34%, 7/13/14             $ 260,108
14,061    CHS/Community Health Sys, Inc., 0.75%, 7/25/14                13,303
74,877    Psychiatric Solutions Inc., 4.56%, 7/1/12                     72,256
12,433    Sun Health Care, 4.85%, 1/15/08                               11,625
19,724    Sun Health Care, 2.6%, 4/12/14                                18,442
76,890    Sun Health Care, 4.82%, 4/12/14                               71,892
                                                                     $ 447,626
          Health Care Supplies - 0.0 %
24,000    Bausch & Lomb, Delay Draw, 3.6%, 4/24/15                   $  23,589
95,840    Bausch & Lomb Term Loan, 5.95%, 4/24/15                       94,198
                                                                     $ 117,787
          Total Health Care Equipment & Services                     $ 565,413
          Pharmaceuticals & Biotechnology - 0.3 %
          Pharmaceuticals - 0.3 %
545,854   Talecris Biotherapeutics Hold, 6.18%, 12/6/13              $ 500,821
          Total Pharmaceuticals & Biotechnology                      $ 500,821
          Diversified Financials - 0.0 %
          Diversified Financial Services - 0.0 %
50,000    Fontainebleau Las Vegas, 2.0%, 5/17/14                     $  42,563
          Total Diversified Financials                               $  42,563
          Technology Hardware & Equipment - 0.2 %
          Computer Storage & Peripherals - 0.2 %
398,990   Sungard Data Systems, 4.51%, 2/12/14                       $ 377,363
          Total Technology Hardware & Equipment                      $ 377,363
          Telecommunication Services - 0.3 %
          Integrated Telecommunication Services - 0.3 %
38,463    Telesat Canada, 4.02%, 10/24/14                            $  36,606
448,950   Telesat Canada, 5.86%, 10/24/14                              427,274
                                                                     $ 463,880
          Total Telecommunication Services                           $ 463,880
          TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
          (Cost  $3,037,187)                                         $3,084,188

          TEMPORARY CASH INVESTMENTS - 7.0 %
          Repurchase Agreement - 2.7 %
880,000 Bank of America, 2.25%, dated 5/30/08, repurchase price of $880,000 plus accrued interest on 6/3/08 collateralized by the following:
          $38,852 Federal National Mortgage Association, 5.0%, 7/1/35 $1,220,965 Government National Mortgage Association II, 6.0$ 880,000

880,000   Barclays Plc, 2.25%, dated 5/30/08, repurchase price
          of $880,000 plus accrued interest on 6/3/08 collateralized by the following:
          $80,684 Freddie Mac Giant, 5.5 - 6.0%, 1/1/35 - 2/1/38
          $756,312 Federal National Mortgage Association (ARM), 5.519%, 3/1/36 $387,203 Federal National Mortgage Association, 4.5 - 5.5%, 880,000

880,000   Deutsche Bank, 2.35%, dated 5/30/08, repurchase price
          of $880,000 plus accrued interest on 6/3/08 collateralized by the following:
          $29,340 Federal National Mortgage Association (ARM),
               4.778-5.565%, 6/1/16 - 5/1/37
          $275,023 Freddie Mac Giant, 5.0 - 6.5%, 4/1/19 - 6/1/38
          $140,801 U.S. Treasury Strip, 0.0%, 8/15/25                  880,000

880,000   JP Morgan, 2.32%, dated 5/30/08, repurchase price
          of $880,000 plus accrued interest on 6/3/08 collateralized by $1,368,290 Federal National Mortgage Association, 4.5 - 6.0%,
          4/1/23 - 5/1/36                                              880,000
880,000   Merrill Lynch, 2.32%, dated 5/30/08, repurchase price of
          $880,000 plus accrued interest on 6/3/08 collateralized by
          $892,176 Freddie Mac Giant, 5.5 - 6.0%, 5/1/38               880,000
                                                                     $4,400,000
Principal
Amount
          Securities Lending Collateral  - 4.3%
          Certificates of Deposit:
$53,516   American Express, 2.72, 8/8/08                              53,516
14,425    Banco Santander NY, 2.80%, 10/7/08                          14,425
40,104    Banco Santander NY, 3.09%, 12/22/08                         40,104
60,086    Bank Bovespa NY, 2.705%, 8/8/08                             60,086
40,057    Bank of America, 2.80%, 8/22/08                             40,057
40,042    Bank of Nova Scotia, 3.18%, 5/05/09                         40,042
24,034    Bank of Scotland NY, 2.7%, 8/1/08                           24,034
20,028    Bank of Scotland NY, 2.72%, 8/15/08                         20,028
20,028    Bank of Scotland NY, 2.73%, 7/11/08                         20,028
14,400    Bank of Scotland NY, 2.89%, 11/4/08                         14,400
24,055    Bank of Scotland NY, 2.96%, 11/3/08                         24,055
20,010    Bank of Scotland NY, 3.03%, 9/26/08                         20,010
72,102    Barclay's Bank, 3.18%, 5/27/09                              72,102
40,057    BNP Paribas NY,  2.88%, 7/23/08                             40,057
24,035    Calyon NY,  2.85%, 8/25/08                                  24,035
33,648    Calyon NY, 2.64%, 9/29/08                                   33,648
12,699    Calyon NY, 2.69%, 1/16/09                                   12,699
40,057    Citibank, 2.85%, 7/29/08                                    40,057
33,247    Commonwealth Bank of Australia NY, 2.63%, 7/11/08           33,247
33,648    Deutsche Bank Financial, 2.72%, 7/30/08                     33,648
16,025    Deutsche Bank Financial, 2.72%, 8/4/08                      16,025
8,011     Dexia Bank NY, 2.65%, 8/12/08                                8,011
32,847    Dexia Bank NY, 2.69%, 8/7/08                                32,847
29,667    Dexia Bank NY, 3.37%, 9/29/08                               29,667
3,439     Fortis, 3.11%, 9/30/08                                       3,439
8,009     Fortis, 3.14%, 6/30/08                                       8,009
73,384    Intesa SanPaolo S.p.A., 2.72%, 5/22/09                      73,384
13,379    Lloyds Bank, 2.58%, 6/9/08                                  13,379
34,929    Lloyds Bank, 2.61%, 7/11/08                                 34,929
20,028    Lloyds Bank, 2.61%, 8/18/08                                 20,028
27,239    Natixis, 2.83%, 8/4/08                                      27,239
4,626     Nordea NY,  2.72%, 4/9/09                                    4,626
3,838     Nordea NY,  2.73%, 12/01/08                                  3,838
40,057    Nordea NY,  2.81%, 8/29/08                                  40,057
6,407     Rabobank Nederland NY, 2.37%, 8/29/08                        6,407
40,057    Rabobank Nederland NY, 2.58%, 6/9/08                        40,057
20,028    Royal Bank of Canada NY, 2.57%, 7/15/08                     20,028
15,462    Skandinavian Enskilda Bank NY, 2.7%, 7/17/08                15,462
7,989     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                7,989
4,642     Skandinavian Enskilda Bank NY, 3.18%, 9/22/08                4,642
33,247    Svenska Bank NY, 2.55%, 7/11/08                             33,247
16,023    Svenska Bank NY, 2.7%, 7/17/08                              16,023
50,471    Toronto Dominion Bank NY, 2.77%, 9/5/08                     50,471
36,852    Wachovia Bank, 2.82%, 6/9/08                                36,852
7,989     Wachovia, 3.62%,10/28/08                                     7,989
                                                                      1,214,923
          Commercial Paper:
$15,940   Bank of America, 2.88%, 8/11/08                             15,940
12,284    Bank of America, 2.7%, 8/26/08                              12,284
11,980    CBA, 2.70%, 7/11/08                                         11,980
31,862    CBA, 2.88%, 8/18/08                                         31,862
7,989     Deutsche Bank Financial, 2.72%, 7/9/08                       7,989
6,402     Deutsche Bank Financial, 2.88%, 6/16/08                      6,402
9,602     HSBC, 2.67%, 6/16/08                                         9,602
8,006     HSBC, 2.72%, 6/9/08                                          8,006
39,708    HSBC, 2.88%, 9/29/08                                        39,708
7,979     HSBC, 2.89% 7/21/08                                          7,979
14,812    IBM, 3.18%, 2/13/09                                         14,812
40,057    IBM, 3.18%, 6/26/09                                         40,057
31,874    ING, 2.70%, 8/13/08                                         31,874
8,008     Lloyds Bank, 2.88%, 6/6/08                                   8,008
49,367    Macquarie Bank, 2.87%, 6/26/08                              49,367
8,006     Macquarie Bank, 2.87%, 6/9/08                                8,006
11,979    Natixis, 2.87%, 7/10/08                                     11,979
11,966    Natixis, 2.87%, 7/21/08                                     11,966
8,006     PARFIN, 2.70%, 6/9/08                                        8,006
9,850     PARFIN, 3.18%, 8/1/08                                        9,850
8,006     RAB USA, 2.61%, 6/10/08                                      8,006
15,834    Royal Bank of Scotland, 2.66%, 10/21/08                     15,834
7,684     Royal Bank of Scotland, 3.0%, 6/12/08                        7,684
19,931    Societe Generale, 2.93%,  7/30/08                           19,931
7,990     Societe Generale, 2.98%, 7/2/08                              7,990
15,937    Societe Generale, 3.18%,  8/5/08                            15,937
31,852    Societe Generale, 3.18%, 8/22/08                            31,852
15,940    SVSS NY, 3.18%, 8/11/08                                     15,940
35,909    Unicredit Group, 2.89%, 7/17/08                             35,909
68,096    WestPac, 3.18%, 6/1/09                                      68,096
                                                                      572,854
          Mutual Funds:
$48,068   BlackRock Liquidity Money Market Fund, 3.18%                48,068
    48,068Dreyfus Preferred Money Market Fund, 3.18%                  48,068
                                                                      96,136
          Tri-party Repurchase Agreements:
$160,226  ABN Amro, 2.2%, 6/2/08                                      160,226
23,756    Barclay's Bank, 2.2%, 6/2/08                                23,756
80,113    Deutsche Bank, 2.3%, 6/2/08                                 80,113
200,283   Lehman Brothers, 2.2%, 6/2/08                               200,283
160,226   Merrill Lynch, 2.2%, 5/1/08                                 160,226
                                                                      624,605
          Other:
$23,916   ABS CFAT 2008-A A1, 2.88%, 12/22/08                        $23,916
          Total Securities Lending Collateral                        $2,532,433
          TOTAL TEMPORARY CASH INVESTMENTS                           $6,932,433

          TOTAL INVESTMENT IN SECURITIES -101.8
          (Cost  $168,737,935)(a)
$164,917,035

          OTHER ASSETS AND LIABILITIES- (1.8)
$(2,996,901)

          TOTAL NET ASSETS-100.0%
$161,920,134

(A.D.R.)  American Depositary Receipt

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. S

(a) At May 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $138,737,935 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                $3,141,484

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value               (6,962,384)

          Net unrealized loss                                    $(3,820,900)

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of May
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                 in Securities
Level 1 - Quoted Prices                                             2,278,438
Level 2 - Other Significant Observable Inputs                     160,738,597
Level 3 - Significant Unobservable Inputs                           1,900,000
Total                                                             164,917,035



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.